BRIDGE BUILDER TRUST

Bridge Builder Transition Fund I

Supplement dated March 31, 2022

to the Statement of Additional Information (“SAI”)

dated October 28, 2021

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.	The entries for William B. Fiala and Michelle M. Keeley in the table included in the section entitled “Trustees and Executive Officers” are replaced with the following:

William E. Fiala (Born: 1967) 12555 Manchester Road St. Louis, MO 63131	Chair and Trustee	Indefinite Term; Chair Since January 2020; Trustee Since Inception	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2022); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1994 - 2021).	11	None.

Michelle M. Keeley (Born: 1964) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010).	11	Independent Director, American Equity Life Holding Company (2020-2022); Independent Director, Federal Home Loan Bank of Des Moines (2015-2021).

B.

The entries for William B. Fiala and Michelle M. Keeley in the sub-section entitled “Information about Each of the Trustee’s Qualifications, Experience, Attributes or Skills” under the “Trustees and Executive Officers – Additional Information Concerning the Board of Trustees “ section are replaced with the following:

Mr. Fiala has significant financial services and mutual fund experience as a Principal of Edward Jones for over 27 years. He has served as a leader of the firm’s Current Business Segment team, a leader of the Advice and Guidance team within the firm’s Client Strategies Group, Director of Portfolio Solutions, and Director of Research. Mr. Fiala also served as Co-Chair of Edward Jones’ Investment Policy Committee for eight years and holds a CFA designation.

Ms. Keeley has significant financial services and mutual fund experience as an executive vice president for Ameriprise Financial Services, Inc., where she was responsible for managerial oversight for fixed income portfolio management, research and trading as well as the value and mid-cap growth equity portfolio management and research teams. As an Executive Vice President at Ameriprise, Ms. Keeley also served on the Balance Sheet Management Committee and Capital Markets Committee. She has over 20 years of experience in the mutual fund industry. Ms. Keeley also has experience as a director on several corporate and non-profit boards, including currently serving as a director of Graywolf Press. She previously served as a director of American Equity Life Holding Company (“American Equity Life”) and served on the Executive Compensation and Talent Committee, and as Chair of the Investment Committee, of the board of directors of American Equity Life. Ms. Keeley also previously served as a director of the Federal Home Loan Bank of Des Moines (“FHLB”), Chair of the FHLB Board’s Finance and Planning Committee and Chair of the FHLB Board’s Human Resources and Compensation Committee.

C.	The sub-section entitled “Officers of the Trust” in the table under the section entitled “Trustees and Executive Officers” is hereby replaced with the following:

Officers of the Trust

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Julius A. Drelick III (Born: 1966) 12555 Manchester Road St. Louis, Mo 63131	President	Indefinite Term; Since August 2019	Director, Proprietary Fund Strategy & Management, Edward Jones (since 2016); Previously, Vice President of the Trust (2017-2019); Senior Vice President and Chief Compliance Officer, Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013).	N/A	N/A

Aaron J. Masek (Born: 1974) 12555 Manchester Road St. Louis, MO 63131	Treasurer	Indefinite Term; Since July, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A

Alan J. Herzog (Born: 1973) 12555 Manchester Road St. Louis, MO 63131	Chief Compliance Officer and Vice President	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones (since 2013); Previously Chief Compliance Officer and Vice President of the Trust (2015-2019).	N/A	N/A

Evan S. Posner (Born: 1979) 12555 Manchester Road St. Louis, MO 63131	Secretary	Indefinite Term; Since July 2021	Associate General Counsel, Edward Jones (since 2018); Previously, Assistant Secretary of the Trust (2019-2021); Vice President and Counsel, Voya Investment Management (2012 – 2018).	N/A	N/A

James E. Goundrey (Born: 1977) 12555 Manchester Road, St. Louis, MO 63131	Assistant Secretary	Indefinite Term; Since July 2021	Associate General Counsel, Edward Jones (since 2019); Previously, Vice President and Senior Counsel, State Street Global Advisors (2015-2019).	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Transition Fund II

Supplement dated March 31, 2022

to the Statement of Additional Information (“SAI”)

dated December 30, 2021

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.	The entries for William B. Fiala and Michelle M. Keeley in the table included in the section entitled “Trustees and Executive Officers” are replaced with the following:

William E. Fiala (Born: 1967) 12555 Manchester Road St. Louis, MO 63131	Chair and Trustee	Indefinite Term; Chair Since January 2020; Trustee Since Inception	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2022); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1994 - 2021).	11	None.

Michelle M. Keeley (Born: 1964) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010).	11	Independent Director, American Equity Life Holding Company (2020-2022); Independent Director, Federal Home Loan Bank of Des Moines (2015-2021).

B.

The entries for William B. Fiala and Michelle M. Keeley in the sub-section entitled “Information about Each of the Trustee’s Qualifications, Experience, Attributes or Skills” under the “Trustees and Executive Officers – Additional Information Concerning the Board of Trustees “ section are replaced with the following:

Mr. Fiala has significant financial services and mutual fund experience as a Principal of Edward Jones for over 27 years. He has served as a leader of the firm’s Current Business Segment team, a leader of the Advice and Guidance team within the firm’s Client Strategies Group, Director of Portfolio Solutions, and Director of Research. Mr. Fiala also served as Co-Chair of Edward Jones’ Investment Policy Committee for eight years and holds a CFA designation.

Ms. Keeley has significant financial services and mutual fund experience as an executive vice president for Ameriprise Financial Services, Inc., where she was responsible for managerial oversight for fixed income portfolio management, research and trading as well as the value and mid-cap growth equity portfolio management and research teams. As an Executive Vice President at Ameriprise, Ms. Keeley also served on the Balance Sheet Management Committee and Capital Markets Committee. She has over 20 years of experience in the mutual fund industry. Ms. Keeley also has experience as a director on several corporate and non-profit boards, including currently serving as a director of Graywolf Press. She previously served as a director of American Equity Life Holding Company (“American Equity Life”) and served on the Executive Compensation and Talent Committee, and as Chair of the Investment Committee, of the board of directors of American Equity Life. Ms. Keeley also previously served as a director of the Federal Home Loan Bank of Des Moines (“FHLB”), Chair of the FHLB Board’s Finance and Planning Committee and Chair of the FHLB Board’s Human Resources and Compensation Committee.

C.	The sub-section entitled “Officers of the Trust” in the table under the section entitled “Trustees and Executive Officers” is hereby replaced with the following:

Officers of the Trust

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Julius A. Drelick III (Born: 1966) 12555 Manchester Road St. Louis, Mo 63131	President	Indefinite Term; Since August 2019	Director, Proprietary Fund Strategy & Management, Edward Jones (since 2016); Previously, Vice President of the Trust (2017-2019); Senior Vice President and Chief Compliance Officer, Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013).	N/A	N/A

Aaron J. Masek (Born: 1974) 12555 Manchester Road St. Louis, MO 63131	Treasurer	Indefinite Term; Since July, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A

Alan J. Herzog (Born: 1973) 12555 Manchester Road St. Louis, MO 63131	Chief Compliance Officer and Vice President	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones (since 2013); Previously Chief Compliance Officer and Vice President of the Trust (2015-2019).	N/A	N/A

Evan S. Posner (Born: 1979) 12555 Manchester Road St. Louis, MO 63131	Secretary	Indefinite Term; Since July 2021	Associate General Counsel, Edward Jones (since 2018); Previously, Assistant Secretary of the Trust (2019-2021); Vice President and Counsel, Voya Investment Management (2012 – 2018).	N/A	N/A

James E. Goundrey (Born: 1977) 12555 Manchester Road, St. Louis, MO 63131	Assistant Secretary	Indefinite Term; Since July 2021	Associate General Counsel, Edward Jones (since 2019); Previously, Vice President and Senior Counsel, State Street Global Advisors (2015-2019).	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Transition Fund III

Supplement dated March 31, 2022

to the Statement of Additional Information (“SAI”)

dated December 30, 2021

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.	The entries for William B. Fiala and Michelle M. Keeley in the table included in the section entitled “Trustees and Executive Officers” are replaced with the following:

William E. Fiala (Born: 1967) 12555 Manchester Road St. Louis, MO 63131	Chair and Trustee	Indefinite Term; Chair Since January 2020; Trustee Since Inception	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2022); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1994 - 2021).	11	None.

Michelle M. Keeley (Born: 1964) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010).	11	Independent Director, American Equity Life Holding Company (2020-2022); Independent Director, Federal Home Loan Bank of Des Moines (2015-2021).

B.

The entries for William B. Fiala and Michelle M. Keeley in the sub-section entitled “Information about Each of the Trustee’s Qualifications, Experience, Attributes or Skills” under the “Trustees and Executive Officers – Additional Information Concerning the Board of Trustees “ section are replaced with the following:

Mr. Fiala has significant financial services and mutual fund experience as a Principal of Edward Jones for over 27 years. He has served as a leader of the firm’s Current Business Segment team, a leader of the Advice and Guidance team within the firm’s Client Strategies Group, Director of Portfolio Solutions, and Director of Research. Mr. Fiala also served as Co-Chair of Edward Jones’ Investment Policy Committee for eight years and holds a CFA designation.

Ms. Keeley has significant financial services and mutual fund experience as an executive vice president for Ameriprise Financial Services, Inc., where she was responsible for managerial oversight for fixed income portfolio management, research and trading as well as the value and mid-cap growth equity portfolio management and research teams. As an Executive Vice President at Ameriprise, Ms. Keeley also served on the Balance Sheet Management Committee and Capital Markets Committee. She has over 20 years of experience in the mutual fund industry. Ms. Keeley also has experience as a director on several corporate and non-profit boards, including currently serving as a director of Graywolf Press. She previously served as a director of American Equity Life Holding Company (“American Equity Life”) and served on the Executive Compensation and Talent Committee, and as Chair of the Investment Committee, of the board of directors of American Equity Life. Ms. Keeley also previously served as a director of the Federal Home Loan Bank of Des Moines (“FHLB”), Chair of the FHLB Board’s Finance and Planning Committee and Chair of the FHLB Board’s Human Resources and Compensation Committee.

C.	The sub-section entitled “Officers of the Trust” in the table under the section entitled “Trustees and Executive Officers” is hereby replaced with the following:

Officers of the Trust

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Julius A. Drelick III (Born: 1966) 12555 Manchester Road St. Louis, Mo 63131	President	Indefinite Term; Since August 2019	Director, Proprietary Fund Strategy & Management, Edward Jones (since 2016); Previously, Vice President of the Trust (2017-2019); Senior Vice President and Chief Compliance Officer, Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013).	N/A	N/A

Aaron J. Masek (Born: 1974) 12555 Manchester Road St. Louis, MO 63131	Treasurer	Indefinite Term; Since July, 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A

Alan J. Herzog (Born: 1973) 12555 Manchester Road St. Louis, MO 63131	Chief Compliance Officer and Vice President	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones (since 2013); Previously Chief Compliance Officer and Vice President of the Trust (2015-2019).	N/A	N/A

Evan S. Posner (Born: 1979) 12555 Manchester Road St. Louis, MO 63131	Secretary	Indefinite Term; Since July 2021	Associate General Counsel, Edward Jones (since 2018); Previously, Assistant Secretary of the Trust (2019-2021); Vice President and Counsel, Voya Investment Management (2012 – 2018).	N/A	N/A

James E. Goundrey (Born: 1977) 12555 Manchester Road, St. Louis, MO 63131	Assistant Secretary	Indefinite Term; Since July 2021	Associate General Counsel, Edward Jones (since 2019); Previously, Vice President and Senior Counsel, State Street Global Advisors (2015-2019).	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE